Loans Payable – Related Parties - Schedule of Loans Payable - Related Parties Mature (Details)	Dec. 31, 2024 USD ($)
Schedule of Loans Payable - Related Parties Mature [Abstract]
2025	$ 619,440
2026	947,548
Loans payable – related parties mature	$ 1,566,988